Summary of Significant Accounting Policies - Earnings Per Share (Details)	1 Months Ended
	Feb. 28, 2021 shares	Dec. 31, 2021 shares	Jan. 31, 2021 shares	Dec. 31, 2020 shares
Accounting Policies [Abstract]
Stockholders' Equity Note, Stock Split, Conversion Ratio	1.451345331
Basic and Diluted common shares outstanding (in shares)	210,450,000	210,445,073	145,000,000	210,445,073